Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income before taxes on income, as reported in the statements of income		$ 636	$ 974	$ 3,404
Statutory tax rate (in Israel)		23.00%	23.00%	23.00%
Theoretical tax expense		$ 146	$ 224	$ 783
Add (less) - the tax effect of:
Surplus Profit Levy Tax		3	62	265
Reduced tax due to tax benefits		(12)	(17)	(95)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries		(19)	(32)	1
Tax on dividend		6	4	5
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses		29	52	(29)
Taxes in respect of prior years	[1]	8	(11)	271
Differences in measurement basis		3	2	(21)
Other Differences		8	3	5
Taxes on income included in the income statements		$ 172	$ 287	$ 1,185

[1]	For 2022, included the settlement agreement related to surplus profit levy, as described above.